Securities at amortised cost - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 967,655	€ 951,934
Debt securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	87,703	87,635
Debt securities | Debt securities portfolio
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 83,513	€ 82,316